Summary of Significant Accounting Policies: Policyholder Account Balances (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Average credited interest rate	4.50%	4.50%	4.50%
Future minimum guaranteed interest rate	4.50%